CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 177,282	$ (7,163)	$ (34,295)	$ (47)
Adjustments to reconcile Net Income (Loss) to net cash provided by operations:
Depreciation expense	4,104	1,667	6,653	583
Federal income taxes	35,508	0
Deferred revenue	0	(3,300)	(3,300)	3,300
Accounts Receivable	(105,128)	0
Prepaid expenses	5,999	(7,000)	(5,050)	(13,000)
Accounts payable	69,731	(2,537)	(1,140)	(1,963)
Accounts payable - related party			14,000	0
CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES	187,496	(18,333)	(23,132)	(11,127)
CASH FLOWS FROM INVESTING ACTIVITIES
Website Development Costs	0	0	(8,130)	0
Software Development Costs	0	(13,000)	(13,000)	0
CASH FLOWS USED IN INVESTING ACTIVITIES	0	(13,000)	(21,130)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from Director	33,257	0
Related party loan	(4,065)	0	(305)	0
Loan Payable	(12,945)	0
Proceeds from the sale of common stock	0	15,940	15,940	25,900
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	16,247	15,940	28,580	25,900
Net increase (decrease) in cash and equivalents	203,743	(15,393)	(15,682)	14,773
Cash and equivalents at beginning of the period	1,097	16,778	16,778	2,005
Cash and equivalents at end of the period	204,840	1,385	1,097	16,778
Cash paid for:
Interest	0	0	0	0
Taxes	0	$ 0	0	0
Debt forgiven	36,680
Loan payable			$ 12,945	$ 0
Gaga Gvenetadze [Member]
Cash paid for:
Debt forgiven	21,115
Gaga Gvenetadze [Member] | Accounts Payable Related Party [Member]
Cash paid for:
Debt forgiven	14,000
Gaga Gvenetadze [Member] | Due To Related Party Current [Member]
Cash paid for:
Debt forgiven	7,115
Irakli Gunia [Member]
Cash paid for:
Debt forgiven	$ 15,565